UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23896

MANULIFE PRIVATE CREDIT PLUS FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
Manulife Private Credit Plus Fund
Closed-end sector
June 30, 2025

Manulife Private Credit Plus Fund

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
6	Financial statements
10	Financial highlights
11	Notes to financial statements
18	Additional information
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
26	More information
1	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks income and, to a lesser extent, capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 6/30/2025 (% of net assets)

3	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 6-30-25 (unaudited)
	Shares	Value
Affiliated investment companies (A) 97.6%		$190,965,649
(Cost $190,753,363)
Alternative and specialty 92.0%		179,974,182
John Hancock Marathon Asset-Based Lending Fund, Class I (Marathon)	2,956,362	60,250,655
Manulife Private Credit Fund (MIM US Private Markets)	5,773,119	119,723,527
Fixed income 5.6%		10,991,467
John Hancock Corporate Bond ETF (MIM US) (B)	195,369	4,186,992
John Hancock Mortgage-Backed Securities ETF (MIM US) (B)	311,167	6,804,475

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.1%				$2,234,337
(Cost $2,235,880)
U.S. Government Agency 1.1%				2,234,337
Federal National Mortgage Association
Note	0.600	08-26-25	1,585,000	1,575,065
Note	4.750	08-11-28	660,000	659,272

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.0%				$1,993,017
(Cost $1,993,017)
U.S. Government Agency 1.0%				1,993,017
Federal Home Loan Bank Discount Note	4.190	07-31-25	2,000,000	1,993,017

Total investments (Cost $194,982,260) 99.7%	$195,193,003
Other assets and liabilities, net 0.3%	534,221
Total net assets 100.0%	$195,727,224

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	The underlying funds’ advisor/subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 6-30-25, the aggregate cost of investments for federal income tax purposes was $194,982,260. Net unrealized appreciation aggregated to $210,743, of which $488,759 related to gross unrealized appreciation and $278,016 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	4

Advisors/Subadvisors of Affiliated Underlying Funds
Manulife Investment Management Private Markets (US) LLC	(MIM US Private Markets)
Manulife Investment Management (US) LLC	(MIM US)
Marathon Asset Management LP	(Marathon)
5	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,228,897)	$4,227,354
Affiliated investments, at value (Cost $190,753,363)	190,965,649
Total investments, at value (Cost $194,982,260)	195,193,003
Cash	523,542
Dividends and interest receivable	3,435,656
Other assets	10,037
Total assets	199,162,238
Liabilities
Distributions payable	3,333,120
Payable to affiliates
Investment management fees	4,827
Accounting and legal services fees	4,916
Other liabilities and accrued expenses	92,151
Total liabilities	3,435,014
Net assets	$195,727,224
Net assets consist of
Paid-in capital	$195,638,200
Total distributable earnings (loss)	89,024
Net assets	$195,727,224

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($195,727,224 ÷ 9,674,396 shares)	$20.23
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	6

STATEMENT OF OPERATIONS For the six months ended 6-30-25 (unaudited)

Investment income
Dividends from affiliated investments	$5,701,468
Interest	80,379
Dividends	53,515
Total investment income	5,835,362
Expenses
Investment management fees	974,006
Accounting and legal services fees	13,263
Transfer agent fees	19,716
Trustees’ fees	30,024
Custodian fees	7,326
State registration fees	22,299
Printing and postage	12,564
Professional fees	141,748
Registration and filing fees	85,138
Other	5,169
Total expenses	1,311,253
Less expense reductions	(895,576)
Net expenses	415,677
Net investment income	5,419,685
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(26,530)
(26,530)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,543)
Affiliated investments	67,589
66,046
Net realized and unrealized gain	39,516
Increase in net assets from operations	$5,459,201
7	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,419,685	$6,423,836
Net realized gain (loss)	(26,530)	183,879
Change in net unrealized appreciation (depreciation)	66,046	(381,767)
Increase in net assets resulting from operations	5,459,201	6,225,948
Distributions to shareholders
From earnings	(5,291,537)	(6,723,375)
Total distributions	(5,291,537)	(6,723,375)
Fund share transactions
Fund shares issued	95,000,000	40,000,000
Issued pursuant to Dividend Reinvestment Plan	650,789	—
Total from fund share transactions	95,650,789	40,000,000
Total increase	95,818,453	39,502,573
Net assets
Beginning of period	99,908,771	60,406,198
End of period	$195,727,224	$99,908,771
Share activity
Shares outstanding
Beginning of period	4,951,449	2,981,481
Fund shares issued	4,690,888	1,969,968
Issued pursuant to Dividend Reinvestment Plan	32,059	—
End of period	9,674,396	4,951,449
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	8

STATEMENT OF CASH FLOWS For the six months ended 6-30-25 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$5,459,201
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(111,237,215)
Long-term investments sold	14,976,185
Net purchases and sales of short-term investments	51,788
Net amortization (accretion) of premium (discount)	(66,849)
(Increase) Decrease in assets:
Dividends and interest receivable	(1,181,061)
Receivable from affiliates	62,276
Other assets	97,959
Increase (Decrease) in liabilities:
Payable to affiliates	6,267
Other liabilities and accrued expenses	(95,342)
Net change in unrealized (appreciation) depreciation on:
Investments	(66,046)
Net realized (gain) loss on:
Unaffiliated investments	26,530
Net cash used in operating activities	$(91,966,307)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(3,847,127)
Fund shares issued	95,000,000
Net cash flows provided by financing activities	$91,152,873
Net decrease in cash	$(813,434)
Cash at beginning of period	$1,336,976
Cash at end of period	$523,542
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions	$650,789
9	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	6-30-25[1]	12-31-24	12-31-23[2]
Per share operating performance
Net asset value, beginning of period	$20.18	$20.26	$20.00
Net investment income[3]	0.70	1.32	0.43
Net realized and unrealized gain (loss) on investments	(0.04)[4]	(0.04)	0.16
Total from investment operations	0.66	1.28	0.59
Less distributions
From net investment income	(0.61)	(1.32)	(0.33)
From net realized gain	—	(0.04)	—
Total distributions	(0.61)	(1.36)	(0.33)
Net asset value, end of period[5]	$20.23	$20.18	$20.26
Total return (%)[6]	3.18[7]	6.52	2.94[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$196	$100	$60
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.68[9]	2.60	1.32[7]
Expenses including reductions[8]	0.53[9]	0.68	0.22[7]
Net investment income	6.90[9]	6.44	2.13[7]
Portfolio turnover (%)	10	12	0[10]

[1]	Six months ended 6-30-25. Unaudited.
[2]	Period from 10-16-23 (commencement of operations) to 12-31-23.
[3]	Based on average monthly shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
[10]	Portfolio turnover for the period is 0% due to no sales activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	10

Notes to financial statements (unaudited)
Note 1—Organization
Manulife Private Credit Plus Fund (the fund) is a continuously offered closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The fund operates as a “fund of funds” that may invest in affiliated and unaffiliated underlying funds, including, but not limited to, closed-end investment companies, business development companies (BDCs), private funds (other than affiliated private funds), exchange-traded funds (ETFs) and certain other permitted investments. The investment objective of the fund is to seek income and, to a lesser extent, capital appreciation.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund currently does not intend to offer to repurchase shares at any time during the first two years of operations of the fund.
The shares currently outstanding are detailed in the Statement of assets and liabilities. The fund is only offered to accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. Manulife underlying funds’ shareholder reports are also available without charge by calling 800-225-6020. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each month. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
11	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$71,242,122	$71,242,122	—	—
U.S. Government and Agency obligations	2,234,337	—	$2,234,337	—
Short-term investments	1,993,017	—	1,993,017	—
Investments valued at NAV[1]	119,723,527
Total investments in securities	$195,193,003	$71,242,122	$4,227,354	—
[1]Certain investments of the fund were fair valued using the NAV as practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received.
SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	12

Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2024.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
13	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.25% of the value of the fund’s monthly net assets. Pursuant to a subadvisory agreement, the Advisor has agreed to pay a subadvisory fee directly to Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other fund level expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of monthly net assets of the fund. “Other fund level expenses” means all the expenses of the fund, excluding: the management fee; interest expenses; taxes, portfolio brokerage commissions; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; Rule 12b-1 fees (if applicable); short dividends; acquired fund fees and expenses; and class specific expenses. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor also contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, so that the sum of: (a) the aggregate management fee (excluding any incentive fee) paid to the Advisor with respect to both the fund and that portion of any underlying fund held (excluding any unaffiliated underlying fund) by the fund; and (b) the advisory fee (excluding any incentive fee) paid to an affiliate of the Advisor with respect to that portion of an underlying fund (excluding any unaffiliated underlying fund) held by the fund, does not exceed the annual rate of 1.25% of the fund’s monthly net assets. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $895,576 for the six months ended June 30, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2025, were equivalent to a net annual effective rate of 0.10% of the fund’s average monthly net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2025, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds a semi-annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	14

Note 5—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Affiliates of the fund owned 100% of shares of Class I on June 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $111,237,215 and $14,976,185, respectively, for the six months ended June 30, 2025.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2025, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Affiliated Fund	Percentage of underlying fund net assets
Manulife Private Credit Fund	69.9%
John Hancock Marathon Asset-Based Lending Fund	26.1%
John Hancock Corporate Bond ETF	7.4%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Corporate Bond ETF	195,369	$2,106,540	$2,003,292	—	—	$77,160	$92,022	—	$4,186,992
John Hancock Marathon Asset-Based Lending Fund	2,956,362	30,263,982	30,000,000	—	—	(13,327)	1,953,327	—	60,250,655
John Hancock Mortgage-Backed Securities ETF	311,167	4,692,105	2,004,157	—	—	108,213	123,811	—	6,804,475
Manulife Private Credit Fund	5,773,119	59,827,984	60,000,000	—	—	(104,457)	3,532,308	—	119,723,527
					—	$67,589	$5,701,468	—	$190,965,649
The risk of investing in underlying funds is as follows:
Senior loans. The fund may directly or indirectly through underlying funds invest in directly originated first and second lien term loans, delayed draw term loans, revolving credit facilities, and club deals. The fund or an underlying fund may also make investments and acquire securities in connection with senior loans, including
15	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT

equity co-investments. The fund or an underlying fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s or an underlying fund’s commitments in connection with a portion of the loans in which it invests may be unfunded.
The fund or an underlying fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund or an underlying fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund.
The fund or an underlying fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund or an underlying fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Asset-based lending investments. The fund may directly or indirectly through underlying funds invest in loans secured by an asset and include, among other investments, healthcare loans & royalty-backed credit, transportation assets, residential real estate lending, commercial real estate lending, consumer-related assets, corporate asset-based credit and liquid securitized credit.
Except for residential mortgage backed securities, commercial mortgage backed securities, commercial mortgage obligations, collateralized loan obligations and asset backed securities, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments made either directly by the fund or through underlying funds are not rated.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
SEMIANNUAL REPORT | Manulife Private Credit Plus Fund	16

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
17	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in October 2023.
Dividends and distributions
During the six months ended June 30, 2025, distributions from net investment income totaling $0.6086 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
April 24, 2025	$0.2641
July 24, 2025	0.3445
Total	$0.6086
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a Shareholder’s intermediary (who should be directed to inform the fund). A Shareholder is free to change this election at any time. If, however, a Shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A Shareholder holding Shares that participate in the DRP in a brokerage account may not be able to transfer the Shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	18

Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
19	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of Manulife Private Credit Plus Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 5, 2025, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor, with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund and the Advisor and the Subadvisor, including (but not limited to) comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data (as well as information on the limitations of such comparable data given the structure of the fund), performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees, and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the February meeting and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different
SEMIANNUAL REPORT | JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND	20

factors. The Board’s conclusions may be based in part on relevant background information obtained in connection with the consideration of the advisory and subadvisory arrangements for other funds in the John Hancock Fund Complex in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the fund, including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
The Board also considered the differences between the Advisor’s services to the fund and the services it provides to other clients that are not closed-end funds, including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
21	JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index and any comparable strategies managed by the adviser or subadviser;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that the data may vary depending on, for example, the end date selected and the structure and specific investment strategies of the peer funds.  The Board noted that the fund outperformed its benchmark index for the period since inception ended September 30, 2024. The Board also noted that the fund performed in-line with its peer group median for the period since inception ended September 30, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the period since inception. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index. The Board noted the relatively recent inception period of the fund. The Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. The Board considered the limitations on the data presented in light of, for example, the structure and specific investment strategies of peers. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees are higher than the average, and that net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board noted that the Advisor receives a management fee from the fund consisting of two
SEMIANNUAL REPORT | JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND	22

components—a base management fee and an incentive fee, and that the Advisor pays the full amount of the incentive fee and a portion of the based management fee to the Subadvisor. The Board considered that, to the extent the incentive fee is earned and paid, the incentive fee would effectively result in a higher rate of total compensation from the fund to the Advisor than the base-management fee rate stated in the Advisory Agreement. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the John Hancock Fund Complex, including the fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as
(f)	shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(g)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(h)	noted that affiliates of the Advisor provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(i)	noted that the Advisor derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the projected level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
23	JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. This waiver is allocated proportionally among the participating portfolios;
(b)	reviewed the advisory fee structure for the fund and concluded that although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure, including incentive fee; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business;
(2)	the the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	Information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND	24

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor, consisting of a base management fee and an incentive fee, and that, in turn, the Advisor pays the full amount of the incentive fee to the Subadvisor and a portion of the based management fee. The Board considered that, to the extent the incentive fee is earned and paid to the Subadvisor, the incentive fee effectively results in a higher rate of total compensation from the Advisor to the Subadvisor than the base-management fee rate stated in the Subadvisory Agreement. As noted above, the Board also considered the fund’s subadvisory fee, including the incentive fee, as compared to the Subadvisor’s similarly situated investment companies deemed to be comparable to the fund, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
25	JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Eric Menzer, CFA, CAIA, AIF
Jeffrey Kan, CFA
Michael J. Comer, CFA

Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:	Express mail:
jhinvestments.com	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	26

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Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of Manulife Private Credit Plus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
6/25
8/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manulife Private Credit Plus Fund

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President,
Principal Executive Officer
Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President,
Principal Executive Officer
Date:	August 18, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	August 18, 2025